ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

AST International Growth Portfolio

AST Marsico Capital Growth Portfolio

AST BlackRock Value Portfolio

Supplement dated June 17, 2013 to the
Prospectus, dated April 29, 2013

PRUDENTIAL SERIES FUND

SP International Growth Portfolio

Global Portfolio

Supplement dated June 17, 2013 to the
Summary Prospectus and Prospectus, each dated April 29, 2013

PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement, dated June 17, 2013,

to Prospectuses dated May 1, 2013

This supplement should be read in conjunction with your Advanced Series Trust (“AST”), Prudential Series Fund (“PSF”) and Annuity Prospectuses, and should be retained for future reference. This supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and SAI.

We are issuing this supplement to reflect the following changes to the Advanced Series Trust and Prudential Series Fund:

(1)	Effective June 17, 2013, Marsico Capital Management, LLC, was replaced by Brown Advisory, LLC, and Loomis, Sayles & Company, L.P. as subadvisors on the AST Advanced Strategies Portfolio.
(2)	Effective June 17, 2013, Marsico Capital Management, LLC, was replaced by Neuberger Berman Management LLC as subadvisor on the AST International Growth Portfolio.
(3)	Effective on or about July 15, 2013, Loomis, Sayles & Company, L.P. will replace Marsico Capital Management, LLC as subadvisor to the AST Marsico Capital Growth Portfolio. In conjunction with this change, the AST Marsico Capital Growth Portfolio will change its name to the “AST Loomis Sayles Large-Cap Growth Portfolio” on or about July 15, 2013.
(4)	Effective on or about July 15, 2013, Herndon Capital Management, LLC will replace BlackRock Investment Management, LLC as subadvisor to the AST BlackRock Value Portfolio. In conjunction with this change, the AST BlackRock Value Portfolio will change its name to the “AST Herndon Large-Cap Value Portfolio” on or about July 15, 2013.

(5)	Effective on or about June 17, 2013 Marsico Capital Management, LLC, was replaced by Neuberger Berman Management LLC as subadvisor on the PSF SP International Growth Portfolio.

(6)	Effective on or about June 17, 2013 Marsico Capital Management, LLC, was replaced by Brown Advisory, LLC as subadvisor on the PSF Global Portfolio.

This supplement also describes certain other updates to your prospectuses.

Accordingly, the AST Prospectus is amended as follows:

The following revisions are hereby made to the Prospectus to reflect Brown Advisory, LLC and Loomis, Sayles & Company, L.P. replacement of Marsico Capital Management, LLC as a subadviser to the AST Advanced Strategies Portfolio:

The Board of Trustees of the Trust recently approved replacing Marsico Capital Management, LLC (Marsico) as sole subadviser to the large-cap growth segment of the Portfolio with Brown Advisory, LLC and Loomis, Sayles & Company, L.P. This change is expected to become effective on June 17, 2013.

To reflect these changes, the Trust’s Prospectus for the Portfolio is revised as follows:

I.	All references to Marsico are hereby deleted in the Prospectus.

II.	The following information replaces the information relating to Marsico in the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus for the Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Brown Advisory, LLC	Kenneth M. Stuzin, CFA	Partner	June 2013
AST Investment Services, Inc.	Loomis, Sayles & Company, L.P.	Aziz Hamzaogullari	Vice President	June 2013

III.	The reference to “Marsico Capital Management LLC” in the table in the “More Detailed Information on How the Portfolios Invest – AST Advanced Strategies Portfolio” section of the Prospectus is hereby changed to refer to “Brown Advisory, LLC and Loomis, Sayles & Company, L.P.”

Investment Category	Investment Sub-Category	Traditional or Non- Traditional	Subadviser or Underlying Trust Portfolio	Approximate Allocation of Portfolio Assets
US Large-Cap Growth	N/A	Traditional	Brown Advisory, LLC	8.125%
US Large-Cap Growth	N/A	Traditional	Loomis, Sayles & Company, L.P.	8.125%

IV.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST Advanced Strategies Portfolio – Description of Traditional Investment Categories and Sub-categories – US Large-Cap Growth (Marsico)” is hereby deleted and replaced with the following:

US Large-Cap Growth (Brown Advisory, LLC). Brown Advisory’s large-cap growth equity strategy is a concentrated portfolio typically comprising 30-35 securities. The strategy’s investment process is based on fundamental bottom-up research. Brown Advisory seeks to own strong businesses that it believes have the potential to grow their earnings per share over 14% on an annual basis through a full market cycle. Brown Advisory seeks to optimize the portfolio around the upside potential/downside risk of each holding, and allocate capital to those securities with the best risk versus reward profile.

US Large-Cap Growth (Loomis, Sayles & Company, L.P.). Loomis, Sayles & Company, L.P. (Loomis Sayles) employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. Loomis Sayles will consider selling a portfolio investment when it believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with its investment methodology, to meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which Loomis Sayles may deem appropriate. Loomis Sayles will typically hold between 30-40 stocks.

V.	The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Marsico Capital Management, LLC (Marsico)” is hereby deleted and replaced with the following:

Loomis, Sayles & Company, L.P. (Loomis Sayles) Loomis Sayles, a registered investment adviser, is located at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is owned by Natixis Global Asset Management, L.P. (Natixis US). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. As of March 31, 2013, Loomis Sayles had approximately $191 billion in assets under management.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST Advanced Strategies Portfolio – Marsico Segment” is hereby deleted and replaced with the following:

Brown Advisory, LLC Segment. Kenneth M. Stuzin, CFA. Mr. Stuzin is a Partner at Brown Advisory and is responsible for managing the Brown Advisory Large-Cap Growth Strategy. Prior to joining Brown Advisory in 1996, he was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager. Prior to this position, Mr. Stuzin was a quantitative portfolio strategist in New York, where he advised clients on capital market issues and strategic asset allocation decisions. Mr. Stuzin is a graduate of Columbia University, receiving a B.A. in 1986, followed by an M.B.A. from the University in 1993. Mr. Stuzin was hired to manage Brown Advisory’s U.S. Large-Cap Growth Equity strategy and to build upon and grow the investment process into what it is today.

Loomis Sayles Segment. Aziz Hamzaogullari. Mr. Hamzaogullari is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles Large Cap Growth and All Cap Growth investment strategies, including the Loomis Sayles Growth Fund and the Natixis Actions U.S. Growth Fund (FCP). Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was the senior portfolio manager of the Evergreen Omega and Large Company Growth funds. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. He was head of Evergreen's Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager with Manning & Napier Advisors. He has 19 years of investment industry experience. Mr. Hamzaogullari received a BS from Bilkent University in Turkey, and an MBA from George Washington University.

The following revisions are hereby made to the Prospectus to reflect Neuberger Berman Management LLC replacement of Marsico Capital Management, LLC as a subadviser to the AST International Growth Portfolio:

The Board of Trustees of the Trust recently approved replacing Marsico Capital Management, LLC as a subadviser to the Portfolio with Neuberger Berman Management LLC. This change is expected to become effective on June 17, 2013.

I.	All references to Marsico are hereby deleted in the Prospectus.
II.	The following is added to the “Management of the Portfolio” table in the Summary Section of the Prospectus:
Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Neuberger Berman Management LLC	Benjamin Segal, CFA	Managing Director	June 2013
AST Investment Services, Inc.

III.	The following is added to the section “More Detailed Information on how the Portfolios Invest” under International Growth Portfolio:

In picking stocks, Neuberger Berman looks for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. Neuberger Berman also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions. Neuberger Berman follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

IV.	The following is added to “How the Fund is Managed – Portfolio Managers” section of the Prospectus:

Benjamin Segal, CFA. Mr. Segal, Managing Director, joined Neuberger Berman in 1998. Mr. Segal is a Portfolio Manager for Neuberger Berman’s Institutional and Mutual Fund Global Equity team. Mr. Segal joined the firm from Invesco GT Global, where he was an assistant portfolio manager in global equities. Prior to that, he was a management consultant with Bain & Company. He also served as an investment analyst for both Lehman Brothers Asia and Wardley James Capel. Mr. Segal earned a BA from Jesus College, Cambridge University, an MA from the University of Pennsylvania, and an MBA from the University of Pennsylvania’s Wharton School of Business. Mr. Segal has been awarded the Chartered Financial Analyst designation.

The following revisions are hereby made to the Prospectus to reflect Loomis, Sayles & Company, L.P. replacement of Marsico Capital Management, LLC as a subadviser to the AST Marsico Capital Growth Portfolio:

On or about July 15, 2013, the AST Marsico Capital Growth Portfolio (the Portfolio) will be renamed the AST Loomis Sayles Large-Cap Growth Portfolio. The following revisions are hereby made to the Prospectus to reflect Loomis, Sayles & Company, L.P. (Loomis Sayles) replacement of Marsico Capital Management, LLC (Marsico) as the subadviser to the Portfolio.

I.	All references to Marsico are hereby deleted in the Prospectus.

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus for the Portfolio is hereby deleted and replaced with the following:

The Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000® Growth Index. The Portfolio will normally hold a core position of between 30 and 40 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

III.	The following table replaces the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus for the Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Loomis, Sayles & Company, L.P.	Aziz Hamzaogullari	Vice President	July 2013
AST Investment Services, Inc.

IV.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST Marsico Capital Growth Portfolio” is hereby deleted and replaced with the following:

AST Loomis Sayles Large-Cap Growth Portfolio

Investment Objective: capital growth. Income is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.

Principal Investment Policies:

The Portfolio invests primarily in the common stocks of large companies that are selected for their growth potential. Large companies are defined as those companies within the market capitalization range of the Russell 1000® Growth Index. The Portfolio will normally hold a core position of between 30 and 40 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The portfolio manager employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. The portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The portfolio manager will consider selling a portfolio investment when he believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with his investment methodology, to meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which he may deem appropriate. The portfolio typically is comprised of 30-40 stocks.

V.	The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Marsico Capital Management, LLC (Marsico)” is hereby deleted and replaced with the following:

Loomis, Sayles & Company, L.P. (Loomis Sayles) Loomis Sayles, a registered investment adviser, is located at One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is owned by Natixis Global Asset Management, L.P. (Natixis US). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. As of March 31, 2013, Loomis Sayles had approximately $191 billion in assets under management.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST Marsico Capital Growth Portfolio” is hereby deleted and replaced with the following:

AST Loomis Sayles Large-Cap Growth Portfolio

Aziz Hamzaogullari. Mr. Hamzaogullari is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles Large-Cap Growth and All Cap Growth investment strategies, including the Loomis Sayles Growth Fund and the Natixis Actions U.S. Growth Fund (FCP). Mr. Hamzaogullari joined Loomis Sayles in 2010 from Evergreen Investments where he was the senior portfolio manager of the Evergreen Omega and Large Company Growth funds. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. He was head of Evergreen's Berkeley Street Growth Equity team and was the founder of the research and investment process. Prior to Evergreen, Mr. Hamzaogullari was a senior equity analyst and portfolio manager with Manning & Napier Advisors. He has 19 years of investment industry experience. Mr. Hamzaogullari received a BS from Bilkent University in Turkey, and an MBA from George Washington University.

The following revisions are hereby made to the Summary Prospectus and Prospectus to reflect Herndon Capital Management, LLC replacement of BlackRock Investment Management, LLC as a subadviser to the AST BlackRock Value Portfolio:

On or about July 15, 2013, the AST BlackRock Value Portfolio (the Portfolio) will be renamed the AST Herndon Large-Cap Value Portfolio. The Board of Trustees of the Trust recently approved replacing BlackRock Investment Management, LLC as the subadviser to the Portfolio with Herndon Capital Management, LLC. This change is expected to become effective on or about the close of business on July 15, 2013.

To reflect these changes, the Trust’s Prospectus for the Portfolio are revised as follows:

I.	All references to Marsico are hereby deleted in the Prospectus.

II.	The description of the Principal Investment Strategies in the “Investments, Risks and Performance” section of the Summary Section of the Prospectus for the Portfolio is hereby deleted and replaced with the following:

The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The Portfolio invests primarily in the equity securities of large capitalization companies. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The subadvisor employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection. The size of the companies in the Russell 1000® Index will change with market conditions.

III.	The following table replaces the table in the “Management of the Portfolio” section of the Summary Section of the Prospectus and the Summary Prospectus for the Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Herndon Capital Management, LLC	Randell A. Cain Jr.	Principal/Portfolio Manager	July 2013
AST Investment Services, Inc.

IV.	The section of the Prospectus entitled “More Detailed Information on How the Portfolios Invest – AST BlackRock Value Portfolio” is hereby deleted and replaced with the following:

AST Herndon Large-Cap Value Portfolio

Investment Objective: maximum growth of capital by investing primarily in the value stocks of larger companies.

Principal Investment Policies:

The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The Portfolio invests primarily in the equity securities of large capitalization companies. Equity securities include common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The subadvisor employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection. The size of the companies in the Russell 1000® Index will change with market conditions.Herndon Capital Management, LLC (Herndon Capital) begins with a target universe, the Russell 1000® Index, and screens out securities in a two-step process. First, Herndon Capital identifies value creating opportunities by screening for stocks with 30% or more upside potential based on fundamental analysis. Second, Herndon Capital screens for quality and liquidity. In terms of quality, Herndon Capital screens out stocks that have a Standard & Poor’s quality ranking lower than C. In terms of liquidity, Herndon Capital screens out stocks with market capitalizations of less than $1 billion. Next, Herndon Capital applies traditional fundamental analysis to analyze a company’s profitability, soundness, and growth through an investigation of trends from the balance sheet, income statement, and cash flow statement.

Once Herndon Capital has identified potential value creating opportunities within each sector, it uses the relative number of value creating opportunities to determine sector over- and under-weights. Sectors weights may vary and factors that may influence sector weights include relative valuation, relative performance and targeted sector exposure. Herndon Capital approaches stock selection in a bottom up fashion and applies a similar technique to sector selection by over- or underweighting sectors that it believes has the most attractive opportunities in aggregate.

V.	The following is hereby added to the section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers”:

Herndon Capital Management, LLC is an institutional investment management firm specializing in large and mid capitalization equity strategies. Founded and registered with the SEC in 2001, the firm is an affiliate of Atlanta Life Financial Group (ALFG), a 108 year old financial services firm. The firm began managing assets in June 2002. As of March 31, 2013, there were $7.59 billion assets under management in its Large Cap Value strategy.

VI.	The section of the Prospectus entitled “How the Fund is Managed – Portfolio Managers – AST BlackRock Value Portfolio” is hereby deleted and replaced with the following:

AST Herndon Large-Cap Value Portfolio

The portfolio manager from Herndon Capital who will be primarily responsible for the day-to-day management of the Portfolio is Randell A. Cain Jr.

Randell A. Cain Jr. is the portfolio manager responsible for managing Herndon Capital’s Large Cap US Value Equity and Mid Cap US Value products. Mr. Cain is also one of the three portfolio managers responsible for managing the Large Cap US Core Equity product. Prior to joining Herndon Capital in June 2002, Mr. Cain spent 5 years at NCM Capital Management, LLC (NCM) managing large cap core equities while also analyzing the financial, basic material, energy, and utility sectors. In addition, from 2000-2002, he managed a $200 million large cap value portfolio at NCM. Mr. Cain’s experience includes equity and fixed income analysis at TradeStreet Investment Associates Inc. (a former subsidiary of Bank of America) and Putnam Investments Investment Management, LLC as well as a one-year fellowship with JP Morgan to gain experience in international investing. Mr. Cain received an MBA from Harvard Business School in 1994, a Bachelor of Industrial Engineering degree from the Georgia Institute of Technology in 1991, and an Interdisciplinary Bachelor of Science degree from Morehouse College in 1991. He also earned the Chartered Financial Analyst designation in 1997.

Accordingly, the PSF Summary Prospectus and Prospectus are amended as follows:

The following revisions are hereby made to the Summary Prospectus and Prospectus to reflect Neuberger Berman Management LLC replacement of Marsico Capital Management, LLC (Marsico) as a subadviser to the SP International Growth Portfolio:

I.	All references to Marsico are hereby deleted in the Summary Prospectus and Prospectus.

II.	The following is added to the “Management of the Portfolio” table in the Summary Section of the Prospectus and Summary Prospectus for SP International Growth Portfolio:
Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Neuberger Berman Management LLC	Benjamin Segal, CFA	Managing Director	June 2013

III.	The following is added to the section “More Detailed Information on how the Portfolios Invest” under SP International Growth Portfolio in the Prospectus.

In picking stocks, Neuberger Berman looks for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. Neuberger Berman also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions. Neuberger Berman follows a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

This Portfolio is managed by William Blair, Neuberger Berman, and Jennison. As of June 17, 2013, William Blair managed approximately 21% of the Portfolio’s assets, Neuberger Berman managed approximately 30% of the Portfolio’s assets, and Jennison managed approximately 49% of the Portfolio’s assets.

IV.	The following is added to the section “How The Fund is Managed – Investment Subadvisers” section of the Prospectus:

Neuberger Berman Management LLC (Neuberger).With a heritage dating to 1939, Neuberger is a majority employee-controlled company. As of March 31, 2013, Neuberger managed approximately $216 billion in assets. Neuberger’s address is 605 Third Avenue, New York, New York 10158.

V.	The following is added to “How the Fund is Managed – Portfolio Managers” section of the Prospectus for SP International Growth Portfolio:

Benjamin Segal, CFA. Mr. Segal, Managing Director, joined Neuberger Berman in 1998. Mr. Segal is a Portfolio Manager for Neuberger Berman’s Institutional and Mutual Fund Global Equity team. Mr. Segal joined the firm from Invesco GT Global, where he was an assistant portfolio manager in global equities. Prior to that, he was a management consultant with Bain & Company. He also served as an investment analyst for both Lehman Brothers Asia and Wardley James Capel. Mr. Segal earned a BA from Jesus College, Cambridge University, an MA from the University of Pennsylvania, and an MBA from the University of Pennsylvania’s Wharton School of Business. Mr. Segal has been awarded the Chartered Financial Analyst designation.

The following revisions are hereby made to the Summary Prospectus and Prospectus and to reflect Brown Advisory, LLC (Brown Advisory) replacement of Marsico as a subadviser to the Global Portfolio:

I.	The following is added to the “Management of the Portfolio” table in the Summary Section of the Prospectus and Summary Prospectus for Global Portfolio:
Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Brown Advisory, LLC	Kenneth M. Stuzin, CFA	Partner	June 2013

II.	The following is added to the section “More Detailed Information on how the Portfolios Invest” under Global Portfolio in the Prospectus.

Brown Advisory’s Large-Cap Growth Equity Strategy is a concentrated portfolio typically comprising 30-35 securities. The strategy’s investment process is based on fundamental bottom-up research. The portfolio manager seeks to own strong businesses that he believes have the potential to grow their earnings per share over 14% on an annual basis through a full market cycle. He seeks to optimize the portfolio around the upside potential/downside risk of each holding, and allocate capital to those securities with the best risk versus reward profile. Brown Advisory has a disciplined, repeatable process in place and looks to invest where outcomes are skewed heavily in its favor.

III.	The following is added to the section “How The Fund is Managed – Investment Subadvisers” section of the Prospectus:

Brown Advisory, LLC (Brown Advisory) is headquartered at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. Brown Advisory was founded in 1993 and managed approximately $35.5 billion in assets as of March 31, 2013.

IV.	The following is added to “How the Fund is Managed – Portfolio Managers” section of the Prospectus for Global Portfolio:

Brown Advisory Segment. Kenneth M. Stuzin, CFA. Mr. Stuzin is a Partner at Brown Advisory and is responsible for managing the Brown Advisory Large-Cap Growth Strategy. Prior to joining Brown Advisory in 1996, he was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager. Prior to this position, Mr. Stuzin was a quantitative portfolio strategist in New York, where he advised clients on capital market issues and strategic asset allocation decisions. Mr. Stuzin is a graduate of Columbia University, receiving a B.A. in 1986, followed by an M.B.A. from the University in 1993. Mr. Stuzin was hired to manage Brown Advisory’s U.S. Large-Cap Growth Equity strategy and to build upon and grow the investment process into what it is today.

Accordingly, for those Annuities that offer any of the above-referenced portfolios as investment options,

we modify your Annuity prospectus as follows:

A.	All references to AST Marsico Capital Growth Portfolio” are replaced with “AST Loomis Sayles Large-Cap Growth Portfolio.” All references to “AST BlackRock Value Portfolio” are replaced with “AST Herndon Large-Cap Value Portfolio.”

B. The Investment Objectives/Policies table that appears under, “Investment Options,” in your Annuity Prospectus is modified as follows:

STYLE/ TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/ SUBADVISOR
AST Funds
Asset Allocation	AST Advanced Strategies Portfolio: seeks a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies. The Portfolio uses traditional and non-traditional investment strategies by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies. The asset allocation generally provides for an allotment of 60% of the Portfolio’s assets to a combination of domestic and international equity strategies and the remaining 40% of assets to a combination of U.S. fixed income, hedged international bond, and real return investment strategies. Quantitative Management Associates LLC allocates the assets of the Portfolio across different investment categories and subadvisors.

Brown Advisory, LLC;

Loomis, Sayles & Company, L.P.;

LSV Asset

Management;

Pacific Investment

Management

Company LLC

(PIMCO);

Quantitative

Management

Associates LLC;

T. Rowe Price

Associates, Inc.;

William Blair &

Company, LLC

Large-Cap Value

AST Herndon Large-Cap Value Portfolio (formerly AST BlackRock Value Portfolio): seeks maximum growth of capital by investing primarily in the value stocks of larger companies. The Portfolio pursues its objective, under normal market conditions, by investing at least 80% of the value of its assets in the equity securities issued by large capitalization companies. Large capitalization companies are those included in the Russell 1000® Index. The subadvisor employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell 1000® Value Index, but which attempts to outperform the Russell 1000® Value Index through active stock selection.

Herndon Capital Management, LLC
International Equity	AST International Growth Portfolio: seeks long-term capital growth. Under normal circumstances, the Portfolio invests at least 80% of the value of its assets in securities of issuers that are economically tied to countries other than the United States. Although the Portfolio intends to invest at least 80% of its assets in the securities of issuers located outside the United States, it may at times invest in U.S. issuers and it may invest all of its assets in fewer than five countries or even a single country.	Jennison Associates LLC; Neuberger Berman Management LLC; William Blair & Company, LLC
Large-Cap Growth	AST Loomis Sayles Large-Cap Growth Portfolio (formerly AST Marsico Capital Growth Portfolio): seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective. The Portfolio will pursue its objective by investing primarily in common stocks of large companies that are selected for their growth potential. Large capitalization companies are companies with market capitalizations within the market capitalization range of the Russell 1000® Growth Index. The Portfolio Manager employs a growth style of equity management that seeks to emphasize companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. The portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.	Loomis, Sayles & Company, L.P.
International Equity	SP International Growth Portfolio: Seeks long-term growth of capital. The Portfolio invests primarily in stocks of large and medium-sized companies located in countries around the world. Under normal market conditions, the portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio may invest anywhere in the world, but generally not in the U.S. and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had above average growth, improving profitability, strong balance sheets, management strength and strong market share for its products. The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects.	Jennison Associates LLC; Neuberger Berman Management LLC; William Blair & Company, LLC

C. Where offered, the following investment options are added to the “Group II” list of investment options – the options that are available under the Custom Portfolios Program – which appears in the “Investment Options” section of your Annuity Prospectus:

AST BlackRock iShares ETF Portfolio

AST Defensive Asset Allocation Portfolio

AST Franklin Templeton Founding Funds Plus Portfolio

Please check your Annuity Prospectus to determine which of these Portfolios are available in the Annuity that you own.

If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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